SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
Schedule of Revenues of Major Customers

The following customers individually accounted for 10% or more of revenues:

	Year ended December 31,
	2017	2018		2019
Customer A	$43,258,204		$57,858,670		$187,216,802
Customer B	$39,219,089		$115,411,965		$84,225,661
Customer C	$39,099,677	$	*	$	*

*Represents less than 10%